Purchase Price Allocation to Assets Acquired and Liabilities Assumed, Abovenet (Detail) (USD $) In Thousands, unless otherwise specified					0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 23, 2012 Abovenet	Jun. 23, 2012 Customer base Abovenet	Jun. 23, 2012 Contract backlog Abovenet	Jun. 23, 2012 Non-compete agreements Abovenet
Business Acquisition [Line Items]
Cash and cash equivalents				$ 278
Current assets				440
Current liabilities				(439)
Intangible assets acquired					550	128	265
Non-current asset				4
Goodwill	32,684	26,983	24,597	714
Deferred tax liabilities				(104)
Total consideration				$ 1,836
Estimated useful lives					5 years 6 months	6 months	5 years